SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets:
Net operating loss carryforward	$ 13,080,252	$ 9,258,562
Total deferred tax assets	2,746,853	1,944,298
Valuation allowance	(2,746,853)	(1,944,298)
Deferred tax asset, net of valuation allowance